Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2017	2016	2015
Current tax
Current period	(85)	60	(98)
Total current tax	(85)	60	(98)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	1,473	220	(5,450)
Other	(30)	(106)	(85)
Total deferred tax	1,443	114	(5,535)

Total tax benefit/(expense)	1,358	174	(5,633)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2017		2016		2015
Profit (loss) before tax		25		203,875		355,934

Tax at domestic rate	(33.99)%	(8)	(33.99)%	(69,297)	(33.99)%	(120,982)
Effects on tax of :
Tax exempt profit / loss		499		(8,090)		(144)
Tax adjustments for previous years		10		70		17
Loss for which no DTA (*) has been recognized		—		—		(4,811)
Use of previously unrecognized tax losses		7,146		1,118		15,668
Non-deductible expenses		(710)		(1,718)		(5,225)
Tonnage Tax regime		(13,918)		64,637		91,334
Effect of share of profit of equity-accounted investees		10,175		13,761		17,536
Effects of tax regimes in foreign jurisdictions		(1,836)		(307)		974
Total taxes	5,430.01%	1,358	0.09%	174	(1.58)%	(5,633)

In application of an IFRIC agenda decision on 'IAS 12 Income taxes', tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2017 was USD 4.8 million (see Note 5).
* Deferred Tax Asset